Trade payables and customer advances - Summary of Breakdown for Trade Payables and Customer Advances (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade Payables and Customer Advances [Abstract]
Trade payables	€ 220,789	€ 177,801
Customer advances	50,147	45,236
Total trade payables including customer advances	€ 270,936	€ 223,037